Discontinued Operations	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued Operations
6 Discontinued Operations
From 2012 to 2023, the Group operated a food delivery business called Jumia Food in most of its markets. Following a strategic review of our business, the Group determined that the food delivery business is not suitable to the current operating environment and macroeconomic conditions, and closed the food delivery business in all markets by the end of December 2023.
As required by IFRS 5, changes have been made to the Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ended December 31, 2023, December 31, 2022 and December 31, 2021 to reflect in a single line item (Loss after Income tax for the period from discontinued operations).
The Consolidated Statements of Operations and Comprehensive Income (Loss) for discontinued operations for the year ended December 31, 2023, December 31, 2022 and December 31, 2021 are as follows:

	For the years ended December 31,
In thousands of USD	2021	2022	2023
Revenue	10,310	18,582	14,632
Expenses	(29,647)	(43,710)	(19,549)
Loss before Income tax from discontinued operations	(19,337)	(25,128)	(4,917)
Loss after Income tax for the period from discontinued operations	(19,337)	(25,128)	(4,917)
The impacts in Consolidated Statements of Cash Flows from discontinued operations for the year ended December 31, 2023, December 31, 2022 and December 31, 2021 are as follows:

	For the years ended December 31,
In thousands of USD	2021	2022	2023
Net cash flows used in operating activities	(16,114)	(24,147)	(6,729)
Net cash flows (used in) / from investing activities	164	(227)	47